THE ACHIEVEMENT FUNDS TRUST

                                   EQUITY FUND
                                  BALANCED FUND
                               MUNICIPAL BOND FUND
                            IDAHO MUNICIPAL BOND FUND
                           INTERMEDIATE TERM BOND FUND
                              SHORT TERM BOND FUND

                        Supplement dated November 3, 2000
                       To prospectuses dated June 1, 2000


                    ACQUISITION OF FIRST SECURITY CORPORATION

         On October 25, 2000, First Security Corporation, the in-direct parent company of First Security Investment Management, Inc., which is the adviser to The Achievement Funds Trust (the "Achievement Funds"), was acquired by Wells Fargo & Company. On November 1, 2000, the Board of Trustees of the Achievement Funds Trust approved a plan of reorganization with Wells Fargo Funds Trust. In this reorganization, each Achievement Fund will transfer all of its assets and liabilities to the corresponding fund of Wells Fargo Funds Trust shown below. Shareholders of each Achievement Fund will receive shares of a comparable class of the corresponding Wells Fargo Fund.

        ACHIEVEMENT FUND                                  WELLS FARGO FUND
        ----------------                                  ----------------
          Equity Fund                                        Growth Fund
         Balanced Fund                                  Asset Allocation Fund
      Municipal Bond Fund                              National Tax-Free Fund
   Idaho Municipal Bond Fund                           National Tax-Free Fund
  Intermediate Term Bond Fund                                Income Fund
      Short Term Bond Fund                               Stable Income Fund

         The reorganization requires approval of the shareholders of each Achievement Fund, and will be submitted to shareholders for their consideration at a meeting now scheduled to be held on February 8, 2001. If the reorganization is approved by shareholders and certain conditions required in the plan are satisfied, the transaction is expected to become effective shortly thereafter.

                               PORTFOLIO MANAGERS

         The following paragraphs replace in their entirety the paragraphs appearing under the heading "Portfolio Managers" on page 22 of the Institutional Class Shares Prospectus and page 23 of the Retail Shares Prospectus.

EQUITY FUND AND BALANCED FUND
Sterling K. Jenson, CFA, is President of the Adviser. He has been responsible for the Equity Fund since its inception in December of 1994 and he assumed responsibility for the Balanced Fund in January 2000. Before joining the Adviser in 1990 as a Vice President and Senior Portfolio Manager, Mr. Jenson held investment positions with First Interstate Bank of Nevada, Moore Trust Company, and Smoot, Miller, Cheney & Co. His combined experience in the investment business spans nearly 25 years. He was designated a Chartered Financial Analyst
(CFA) and Chartered Investment Counselor (CIC) in 1984 and earned a Bachelor of Science, Economics in 1975 and earned a Master of Business Administration (MBA) in 1977, both from Brigham Young University.

INTERMEDIATE TERM BOND FUND
SHORT TERM BOND FUND
MUNICIPAL BOND FUND AND
IDAHO MUNICIPAL BOND FUND

         Mark L. Anderson brings 15 years of financial experience to his management of the Intermediate Term Bond Fund, Short Term Bond Fund, Municipal Bond Fund and Idaho Municipal Bond Fund. Currently a Senior Vice President, Mr. Anderson has been responsible for the Intermediate Term Bond Fund and Short Term Bond Fund since their inception in 1995 and for the Municipal Bond Fund and Idaho Municipal Bond Fund since October, 2000. Since joining the Adviser in 1985, Mr. Anderson has managed bond, balanced, equity and money market accounts and held positions of increasing responsibility and leadership. Mr. Anderson attended Brigham Young University earning a Bachelor of Science in Finance in 1981 and a Master of Public Administration in 1984.

Please retain this supplement for future reference.

ACH-A-003-07000

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November 3, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549



RE: THE ACHIEVEMENT FUNDS
    FILE NOS.33-26205/811-5712


Ladies and Gentlemen:

On behalf of The Achievement Funds Trust (the "Trust") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please find a Supplement dated November 3, 2000 to the Retail Shares and Institutional Shares Prospectuses dated June 1, 2000.





                                                     Sincerely,

                                                     /s/Donna M. Rafa

                                                     Donna M. Rafa
                                                     SEI Legal Department